Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets
Asset	Amount	Life (months)
Intangible Assets	$9,000	60
Total	$9,000	60
Asset	Amount	Life (months)
Intangible Assets	$47	60
Total	$47	60

Schedule of amortization of intangible assets
Year ended December 31,
2023	$10
2024	10
2025	8
Total	$28